Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Current	20,697	28,651	30,477	4,892
Deferred	1,075	(441)	(599)	(96)
Total	21,772	28,210	29,878	4,796

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

PRC	137,141	176,302	191,774	30,781
Other Countries	(34,083)	(39,932)	(59,321)	(9,522)
	103,058	136,370	132,453	21,259

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Income before income tax expense	103,058	136,370	132,453	21,259
Computed tax expense at statutory rate of 25%	25,765	34,093	33,113	5,315

Increase/(reduction) in income taxes:
International rate differences	5,277	8,613	14,830	2,380
PRC preferential tax rates	(11,523)	(18,043)	(20,295)	(3,258)
Non-deductible expenses	847	2,653	5,970	958
Non-taxable income	(56)	(116)	(1,708)	(274)
Change in valuation allowance on deferred tax assets	1,177	1,167	1,260	202
Tax concession for R&D costs	(1,706)	(1,743)	(3,649)	(586)
Withholding income tax	2,163	1,421	159	26
Others	(172)	165	198	33

Income tax expense	21,772	28,210	29,878	4,796
Effective tax rate %	21.1%	20.7%	22.6%	22.6%

Schedule of Loss Carryforwards [Table Text Block]
	RMB’000	US$’000

2013	233	37
2014	313	50
2015	2,922	469
2016	6,513	1,045
2017	1,907	306

	11,888	1,907

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Property, plant and equipment	312	335	53
Accounts receivable	525	433	70
Long-term receivable	61	91	15
Inventories	149	97	16
Accrued expenses	2,630	3,679	590
Deferral of R&D costs for tax purposes	56	-	-
Prepayment and other receivable	(5)	249	40
Tax loss carry forwards	2,269	2,972	477

Total deferred tax assets	5,997	7,856	1,261

Less: valuation allowance	(2,985)	(4,245)	(681)

Net deferred tax assets	3,012	3,611	580
Consolidated balance sheet classification:
Current	2,750	3,276	526
Non-current	262	335	54
Total	3,012	3,611	580

Schedule of Valuation Allowance [Table Text Block]
	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000

Balance at beginning of year	641	1,818	2,985	479
Charged to income	1,177	1,167	1,260	202

Balance at end of year	1,818	2,985	4,245	681